Commitments - Additional Information (Details) - CNY (¥)	Jun. 30, 2022	Dec. 31, 2021
Capital Commitments [Abstract]
Capital commitments	¥ 0
Construction in Progress
Capital Commitments [Abstract]
Capital commitments		¥ 146,900,000